STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income/ (Loss)	$ (255,010)	$ 1,307,126	$ (417,407)
Changes in Operating Assets and Liabilities:
Trade Receivables, related party	0	(478,679)
Trade Receivables, third party		(549,365)
Other receivables	0	(275,629)
Prepaid expenses	0	(206,845)
Amount due to related parties	144,501	(1,560,020)	254,515
Intangible assets	0	(76,980)
Accrued expenses	110,000	187,839	32,000
Tax payables	0	555,248
Right of use assets	0	(2,824,106)
Lease liabilities	0	2,878,801
Net Cash Flows Used in Operating Activities:	(509)	(1,042,610)	(130,892)
Cash flow from financing activities:
Proceeds from issuance of common stock	222,020	835,500	222,020
Share to be issued			5,000,000
Related party loan			1,500,000
Net cash provided by financing activities:	222,020	835,500	6,722,020
Effect of exchange rate changes on cash	0	403,517
Change in Cash and Cash Equivalents	221,511	196,407	6,591,128
Cash and Cash Equivalents, Beginning of Period	0	6,591,128	0
Cash and Cash Equivalents, End of Period	221,511	6,787,535	6,591,128
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0
Cash paid for taxes	$ 0	$ 0	$ 0